UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811- 3726

                   DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including     (212) 922-6000
area code:

Date of fiscal year end:    5/31


Date of reporting period:     11/30/03


                                  FORM N-CSR

ITEM 1.      REPORTS TO STOCKHOLDERS.


      Dreyfus
      New York Tax Exempt
      Bond Fund, Inc.

      SEMIANNUAL REPORT November 30, 2003

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            14   Statement of Assets and Liabilities

                            15   Statement of Operations

                            16   Statement of Changes in Net Assets

                            17   Financial Highlights

                            18   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                    Dreyfus New York Tax Exempt Bond Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus New York Tax Exempt Bond Fund, Inc. covers the six-month period from June 1, 2003, through November 30, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Joseph Darcy.

Recent reports of marked improvement in the growth of U.S. Gross Domestic Product suggest to us that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. As a result, after several years of falling interest rates and rising bond prices, the municipal bond market recently has become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality generally have outperformed those that tend to respond more to changes in interest rates.

Of course, we have seen upturns before, only to be disappointed when growth proved unsustainable over the longer term. However, based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/s/ Stephen E. Canter
Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

December 15, 2003

2


DISCUSSION OF FUND PERFORMANCE

Joseph Darcy, Portfolio Manager

How did Dreyfus New York Tax Exempt Bond Fund, Inc. perform relative to its benchmark?

For the six-month period ended November 30, 2003, the fund achieved a total return of -1.01.(1) In comparison, the Lehman Brothers Municipal Bond Index, the fund's benchmark, achieved a total return of 0.19% for the same period.(2) In addition, the fund is reported in the Lipper New York Municipal Debt Funds category, The average total return for all funds reported in the Lipper category was 0.15% .(3)

After several years of above-average total returns driven by falling interest rates, municipal bonds encountered heightened volatility during the reporting period when a stronger economy raised concerns that interest rates might climb. The fund produced a lower return than its Lipper category average, primarily because certain yield-enhancement strategies utilized by the fund magnified the adverse effects of the market's volatility during the summer of 2003. The fund also underperformed its benchmark, mainly because the benchmark contains bonds from many states, not just New York, and does not reflect transaction fees and other fund expenses.

What is the fund's investment approach?

The fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. When we believe that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income subject to New York state and New York city income taxes, but not federal income tax. The dollar-weighted average maturity of the fund's portfolio normally exceeds 10 years, but the fund may invest without

                                                                The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

regard to maturity. The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest-rate environment and the municipal bond' s potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund' s assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

The reporting period was generally volatile for New York's municipal bond market. The quick end to major combat operations in Iraq lifted a veil of uncertainty from the U.S. economy, and signs of stronger growth began to emerge. Although the Federal Reserve Board reduced short-term interest rates in late June to a 45-year low of 1%, municipal bond prices declined sharply in July and August amid new evidence of economic recovery. Tax-exempt securities recovered much of their lost value in the fall, but the market remained volatile through the reporting period's end.

In New York, the strengthening economy and better business conditions on Wall Street helped drive an improvement in New York City's fiscal condition, and the city's bond prices generally rose as a result. However, New York state's fiscal status remains uncertain as a still weak economy outside of the city has continued to constrain tax receipts.

4

In this environment, the fund began the reporting period with an emphasis on income-oriented securities, including approximately 15% of the fund's assets invested in securities that were part of a yield-enhancement strategy designed to benefit from wider than normal differences among bonds at different points of the maturity spectrum. Although this strategy helped the fund's performance early in the reporting period when short-term interest rates continued to fall, it effectively magnified the effects of the municipal bond market's steep decline during the summer of 2003.

What is the fund's current strategy?

We gradually have reduced the fund' s holdings of yield enhancement-related securities in an attempt to manage more effectively the risks of market volatility in a strengthening economy. In addition, we have attempted to diversify the fund more broadly among bonds from a variety of New York issuers. However, our ability to do so quickly has been restricted by the limited availability of longer-term alternatives meeting our investment criteria. We currently intend to continue to monitor the markets and move toward a more defensive posture as opportunities arise.

December 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW YORK RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund 5

STATEMENT OF INVESTMENTS

November 30, 2003 (Unaudited)



STATEMENT OF INVESTMENTS

                                                                                           Principal
LONG-TERM MUNICIPAL INVESTMENTS--98.7%                                                     Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK--94.3%

Albany Municipal Water Finance Authority,

  Second Resolution Revenue:

      5.25%, 12/1/2019 (Insured; MBIA)                                                        2,775,000                2,910,364

      5.25%, 12/1/2021 (Insured; MBIA)                                                        3,040,000                3,166,677

Battery Park City Authority, Revenue:

   5.25%, 11/1/2018                                                                          10,000,000               11,036,900

   5.25%, 11/1/2019                                                                          12,000,000               13,161,720

   5.25%, 11/1/2020                                                                          17,000,000               18,515,210

   5.25%, 11/1/2022                                                                          12,045,000               12,956,084

Huntington Housing Authority, Senior Housing Facility

  Revenue (Gurwin Jewish Senior Residences)

   6%, 5/1/2039                                                                               4,750,000                4,189,547

Long Island Power Authority, Electric Power and Light

  System Revenue:

      5.25%, 12/1/2014 (Insured; FSA)                                                        16,000,000               18,280,320

      5.25%, 12/1/2026 (Insured; MBIA)                                                       13,000,000               13,724,490

      5.375%, 5/1/2033                                                                        8,000,000                8,241,360

Metropolitan Transportation Authority, Revenue:

  Commuter Facilities 6%, 7/1/2016

      (Insured; FGIC) (Prerefunded 7/1/2008)                                                  9,000,000  (a)          10,462,140

   Service Contract:

      5.50%, 7/1/2024                                                                        10,000,000               10,812,900

      5.125%, 1/1/2029                                                                       10,975,000               11,227,096

Municipal Assistance Corporation for City of New York,

  Revenue:

      6%, 7/1/2005                                                                            9,500,000               10,220,575

      6.25%, 7/1/2008                                                                        14,455,000               16,703,042

Nassau County Industrial Development Agency, IDR

   (Keyspan-Glenwood Energy Project) 5.25%, 6/1/2027                                         10,000,000               10,015,500

New York City:

   6.50%, 3/15/2005                                                                          13,770,000               14,620,573

   5.75%, 2/1/2007 (Insured; AMBAC)                                                             305,000                  334,292

   10.119%, 2/1/2007                                                                          6,000,000  (b,c)         7,152,480

   6.25%, 2/15/2007                                                                               5,000                    5,302

   6.25%, 2/15/2007 (Prerefunded 2/15/2005)                                                   5,370,000  (a)           5,751,001

   5.75%, 8/15/2008                                                                               5,000                    5,091

   5.375%, 8/1/2009 (Insured; FGIC)                                                           7,000,000                7,804,300

   6.25%, 8/1/2009 (Prerefunded 8/1/2004)                                                     8,660,000  (a)           9,089,882

   6.25%, 8/1/2010 (Prerefunded 8/1/2004)                                                     9,400,000  (a)           9,866,616

   5.80%, 8/1/2011                                                                              190,000                  193,443

   6.375%, 8/15/2012 (Prerefunded 8/15/2005)                                                  9,975,000  (a)          10,927,612

   5.75%, 8/1/2016 (Insured; AMBAC)                                                          10,000,000               11,440,900

   5.875%, 8/1/2024 (Insured; MBIA)                                                          13,700,000               15,169,599

6

                                                                                            Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                Amount ($)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York City Industrial Development Agency:

  IDR:

    (Brooklyn Navy Yard Cogen Partners):

         6.20%, 10/1/2022                                                                    13,925,000               13,576,596

         5.65%, 10/1/2028                                                                    12,500,000               11,427,000

      (Field Hotel Association LP)
         6%, 11/1/2028                                                                       13,525,000  (d)           7,260,490

New York City Municipal Water Finance Authority, Water

  and Sewer Systems Revenue:

      5.625%, 6/15/2011 (Prerefunded 6/15/2004)                                              10,210,000  (a)          10,565,512

      5.625%, 6/15/2019 (Insured; MBIA)                                                      16,085,000               17,546,161

      5.75%, 6/15/2029 (Insured; MBIA)                                                       13,000,000               14,545,960

      5.50%, 6/15/2033                                                                       12,890,000               13,957,679

New York City Transitional Finance Authority,

  Future Tax Secured Revenue:

      6%, 8/15/2016 (Insured; FGIC)
         (Prerefunded 8/15/2009)                                                              5,000,000  (a)           5,951,900

      5.25%, 2/1/2018                                                                        10,500,000               11,520,285

      5.75%, 8/15/2019
         (Prerefunded 8/15/2009)                                                              5,000,000  (a)           5,885,850

      5.50%, 5/1/2025 (Prerefunded 5/1/2009)                                                 10,350,000  (a)          11,992,027

State of New York:

   5.70%, 8/15/2011                                                                           4,500,000                4,825,260

   5.50%, 7/15/2016 (Prerefunded 7/15/2006)                                                  10,165,000  (a)          11,278,067

New York State Dormitory Authority, Revenues:

   10.211%, 5/15/2011                                                                         9,950,000  (b,c)        13,163,850

   (City University Systems):

      5.25%, 7/1/2008 (Insured; FGIC)                                                           200,000                  225,240

      8.51%, 7/1/2008 (Insured; FGIC)                                                         4,900,000  (b,c)         6,129,998

      8.71%, 7/1/2008 (Insured; FGIC)                                                         3,950,000  (b,c)         4,910,324

      5.35%, 7/1/2009 (Insured; FGIC)                                                           200,000                  224,436

      5.50%, 7/1/2016 (Insured; AMBAC)                                                        6,685,000                7,334,448

      5.50%, 7/1/2016 (Insured; AMBAC)
         (Prerefunded 7/1/2006)                                                              16,315,000  (a)          18,234,623

      5.625%, 7/1/2016 (Insured; FGIC)                                                        9,120,000              10,618,781

      5.50%, 7/1/2019 (Insured; FSA)                                                         10,000,000               11,179,400

   (Columbia University):

      5.125%, 7/1/2018                                                                        4,450,000                4,865,808

      5%, 7/1/2022                                                                            2,895,000                3,044,643

      5%, 7/1/2023                                                                            5,220,000                5,456,466

   Health, Hospital and Nursing Home:

      (Lenox Hill Hospital Obligated Group)

         5.50%, 7/1/2030                                                                      4,000,000                4,114,200

                                                                                                     The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                            Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                Amount ($)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York State Dormitory Authority, Revenues (continued):

  Health, Hospital and Nursing Home (continued):

    (Memorial Sloan Kettering Cancer Center):

         5.75%, 7/1/2020 (Insured; MBIA)                                                      3,000,000                3,494,520

         5%, 7/1/2022 (Insured; MBIA)                                                         5,500,000                5,718,625

         5%, 7/1/2023 (Insured; MBIA)                                                         5,000,000                5,167,200

      (Menorah Campus)

         6.10%, 2/1/2037 (Insured; FHA)                                                       8,300,000                9,305,794

      (Miriam Osborne Memorial Home)

         6.875%, 7/1/2025 (Insured; ACA)                                                      6,105,000                6,823,436

      (North Shore University Hospital at Forest Hills)

         5.50%, 11/1/2013 (Insured; MBIA)                                                     2,625,000                3,030,484

   (New York University):

      5.75%, 7/1/2027 (Insured; MBIA)                                                        34,625,000               40,429,535

      5.50%, 7/1/2040 (Insured; AMBAC)                                                        8,000,000                9,177,520

   (Rockefeller University) 5%, 7/1/2032                                                     18,480,000               18,939,598

   (School District Financing Program):

      5.375%, 10/1/2022 (Insured; MBIA)                                                      35,000,000               37,834,650

      5.25%, 10/1/2023 (Insured; MBIA)                                                       18,350,000               19,488,067

   State Personal Income Tax 5.375%, 3/15/2020                                                5,000,000                5,454,050

   (State University Educational Facilities):

      5.875%, 5/15/2011                                                                         100,000                  116,258

      7.50%, 5/15/2011                                                                        2,570,000                3,136,711

      7.50%, 5/15/2011
         (Prerefunded 5/15/2011)                                                              1,180,000  (a)           1,493,255

      5.50%, 5/15/2013 (Insured; FGIC)                                                           35,000                   40,226

      5.50%, 5/15/2013 (Insured; MBIA)                                                          100,000                  115,106

      9.648%, 5/15/2013 (Insured; FGIC)                                                       5,000,000  (b,c)         6,493,250

      9.648%, 5/15/2013 (Insured; MBIA)                                                       6,450,000  (b,c)         8,398,674

      5.75%, 5/15/2016 (Insured; FSA)                                                         4,000,000                4,696,800

      5.75%, 5/15/2016 (Insured; FSA)

         (Prerefunded 5/15/2010)                                                              2,000,000  (a)           2,359,160

      5.50%, 7/1/2026 (Insured; FGIC)                                                        10,000,000               10,784,600

      Third General Resolution

         5.25%, 11/15/2012 (Insured; MBIA)                                                   12,660,000               14,366,441

New York State Energy Research and Development

  Authority:

    Electric Facilities Revenue

         (Consolidated Edison Co. Project)

         7.125%, 12/1/2029                                                                   13,000,000               13,979,680

      PCR (Central Hudson Gas)

         5.45%, 8/1/2027 (Insured; AMBAC)                                                     9,000,000                9,721,890

8

                                                                                            Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                Amount ($)                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York State Environmental Facilities Corp., State

  Water and Drinking Revolving Funds (New York

  City Municipal Water Project):

      5.25%, 6/15/2019                                                                       11,205,000               12,197,651

      5.25%, 6/15/2020                                                                       13,745,000               14,869,616

      5.125%, 6/15/2023                                                                      13,685,000               14,340,375

      5.125%, 6/15/2027                                                                      10,000,000               10,349,500

New York State Housing Finance Agency, Revenue:

   Health Facilities 6%, 5/1/2008                                                                10,000                   10,920

   Housing Projects 6.10%, 11/1/2015 (Insured; FSA)                                          11,715,000               12,439,807

   Multi-Family Housing Secured Mortgage

      10.461%, 5/1/2008 (Guaranteed; SONYMA)                                                  4,995,000  (b,c)         5,910,683

New York State Local Government Assistance Corp.:

   5%, 4/1/2021 (Insured; MBIA)                                                              10,000,000               10,778,900

   6%, 4/1/2024 (Prerefunded 4/1/2005)                                                        6,905,000  (a)           7,479,151

New York State Medical Care Facilities

  Finance Agency, Revenue:

    Hospital and Nursing Home FHA Insured Mortgage:

         6.125%, 2/15/2015 (Insured; FHA)                                                    10,700,000               11,423,748

         6.125%, 2/15/2015

            (Insured; FHA) (Prerefunded 2/15/2007)                                            2,460,000  (a)           2,728,165

      Mental Health Services 6%, 2/15/2025

         (Insured; MBIA) (Prerefunded 2/15/2005)                                              8,710,000  (a)           9,383,283

      (Montefiore Medical Center)

         5.75%, 2/15/2015 (Insured; AMBAC)                                                    6,750,000                7,183,215

New York State Mortgage Agency, Homeowner Mortgage,

  Revenue:

      5.10%, 10/1/2007                                                                          150,000                  162,489

      5.40%, 10/1/2010                                                                          160,000                  170,768

      9.399%, 10/1/2010                                                                       1,380,000  (b,c)         1,565,734

      5.55%, 10/1/2012                                                                          190,000                  201,113

      9.699%, 10/1/2012                                                                       2,405,000  (b,c)         2,686,337

      5.85%, 4/1/2017                                                                         1,685,000                1,778,720

      6%, 4/1/2017                                                                            6,000,000                6,348,600

      6%, 10/1/2022                                                                           4,660,000                4,893,652

      6.20%, 10/1/2026                                                                           20,000                   21,257

      10.999%, 10/1/2026                                                                        775,000  (b,c)           872,402

      5.80%, 10/1/2028                                                                        8,835,000                9,289,384

      5.85%, 10/1/2028                                                                        8,220,000                8,594,257

      5.40%, 4/1/2029                                                                         9,995,000               10,262,966

      5.875%, 4/1/2030                                                                        7,000,000                7,607,670

                                                                                                     The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                            Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York State Power Authority,
  Revenue and General Purpose:

      5.25%, 11/15/2016                                                                      19,525,000               21,572,587

      5%, 11/15/2019                                                                         18,210,000               19,323,542

      5%, 11/15/2020                                                                         10,000,000               10,542,600

      5%, 11/15/2021                                                                         11,000,000               11,530,090

New York State Thruway Authority:

  Service Contract Revenue:

    (Highway and Bridge Trust Fund)

         5%, 4/1/2020 (Insured; AMBAC)                                                       10,000,000               10,510,800

      (Local Highway and Bridge):

         5.50%, 4/1/2004                                                                      8,000,000                8,117,440

         5%, 4/1/2006                                                                           250,000                  268,945

         8.461%, 4/1/2006                                                                    10,660,000  (b,c)        12,267,954

         5.25%, 4/1/2010                                                                      8,550,000                9,548,298

         5.25%, 4/1/2010 (Prerefunded 4/1/2007)                                               1,450,000  (a)           1,637,036

         6%, 4/1/2011                                                                         2,200,000                2,493,788

         6%, 4/1/2011 (Prerefunded 4/1/2007)                                                  2,800,000  (a)           3,228,932

         6%, 4/1/2012                                                                         2,395,000                2,714,828

         6%, 4/1/2012 (Prerefunded 4/1/2007)                                                  3,800,000  (a)           4,382,122

         5.75%, 4/1/2016 (Insured; MBIA)
            (Prerefunded 4/1/2006)                                                           32,950,000  (a)          36,775,495

   State Personal Income Tax (Transportation)

      5.125%, 3/15/2021                                                                      10,000,000               10,545,000

New York State Urban Development Corp.:

  Correctional Capital Facilities:

      5.625%, 1/1/2017 (Insured; FSA)
         (Prerefunded 1/1/2006)                                                               5,865,000  (a)           6,480,766

      5.25%, 1/1/2030 (Insured; FSA)
         (Prerefunded 1/1/2011)                                                               5,000,000  (a)           5,691,450

   Local or Guaranteed Housing

      5.50%, 7/1/2016 (Insured; FHA)                                                         10,000,000               10,971,500

   State Facilities 5.70%, 4/1/2020 (Insured; MBIA)                                          20,000,000               23,258,800

Niagara County Industrial Development Agency, SWDR

   5.55%, 11/15/2024                                                                          2,500,000                2,638,975

Orange County Industrial Development Agency,

  Life Care Community Revenue

   (Glen Arden Inc. Project) 5.70%, 1/1/2028                                                  4,600,000                3,775,128

Port Authority of New York and New Jersey:

   (Consolidated Bond 85th Series) 5.375%, 3/1/2028                                          15,625,000               17,028,438

   (Consolidated Bond 93rd Series) 6.125%, 6/1/2094                                          15,000,000               17,239,500

   (Consolidated Bond 99th Series)

      6%, 11/1/2013 (Insured; FGIC)                                                           5,810,000                6,194,913


10
                                                                                            Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                Amount ($)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

Port Authority of New York and New Jersey (continued):

  (Consolidated Bond 121st Series)

      5.375%, 10/15/2035 (Insured; MBIA)                                                     14,950,000               15,898,877

   (Consolidated Bond 125th Series)

      5%, 10/15/2019 (Insured; FSA)                                                          13,150,000               13,983,710

   Special Obligation Revenue

      (JFK International Air Terminal-6):

         6.25%, 12/1/2013 (Insured; MBIA)                                                     6,000,000                6,910,740

         6.25%, 12/1/2014 (Insured; MBIA)                                                    10,000,000               11,567,300

Suffolk County Industrial Development Agency:

  IDR (Nissequogue Cogen Partners Facility)

      5.30%, 1/1/2013                                                                         2,250,000                2,166,638

   Solid Waste Disposal Facilities Revenue,

      (Ogden Martin Systems):

         5.75%, 10/1/2006 (Insured; AMBAC)                                                       25,000                   27,661

         10.02%, 10/1/2006 (Insured; AMBAC)                                                   4,925,000  (b,c)         5,973,237

Tobacco Settlement Financing Corp., Revenue:

   5.50%, 6/1/2017                                                                           10,000,000               10,700,200

   5.50%, 6/1/2019                                                                           10,000,000               10,714,700

Tompkins County Industrial Development Agency, Civic

  Facility Revenue (Ithacare Center Project)

   6.20%, 2/1/2037 (Insured; FHA)                                                             6,000,000                6,750,300

Triborough Bridge and Tunnel Authority,

  General Purpose Revenues:

      5.375%, 1/1/2019 (Prerefunded 1/1/2016)                                                 7,500,000  (a)           8,538,750

      5.50%, 1/1/2024                                                                        18,635,000               20,010,449

      5.50%, 1/1/2030 (Prerefunded 1/1/2022)                                                 10,540,000  (a)          11,942,979

Watervliet Housing Authority, Residential Housing

  Revenue (Beltrone Living Center Project):

      6%, 6/1/2028                                                                            1,800,000                1,565,946

      6.125%, 6/1/2038                                                                        6,800,000                5,850,244

Yonkers Industrial Development Agency, Civic Facilities

  Revenue (Saint Joseph's Hospital):

      6.15%, Series A 3/1/2015                                                                1,000,000                  848,920

      6.15%, Series C 3/1/2015                                                                3,500,000                2,971,220

U.S. RELATED--4.4%

Commonwealth of Puerto Rico, Public Improvement:

   5.50%, 7/1/2010 (Insured; FSA)                                                               500,000                  579,100

   9.699%, 7/1/2010 (Insured; FSA)                                                            4,800,000  (b,c)         6,318,720

   6%, 7/1/2015 (Insured; MBIA)                                                               3,000,000                3,631,320

   9.573%, 7/1/2015 (Insured; FSA)                                                            5,000,000  (b,c)         6,658,200

   6%, 7/1/2026 (Prerefunded 7/1/2007)                                                        5,000,000  (a)           5,764,250

                                                                                                     The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                            Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                Amount ($)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. RELATED (CONTINUED)

Puerto Rico Highway and Transportation Authority,

   Highway Revenue 6%, 7/1/2022
   (Prerefunded 7/1/2006)                                                                     9,500,000  (a)          10,694,910

Puerto Rico Infrastructure Financing Authority,

  Special Obligation:

      5.50%, 10/1/2032                                                                       10,000,000               10,924,900

      5.50%, 10/1/2040                                                                        5,000,000                5,453,100

Puerto Rico Public Buildings Authority, Revenue

  (Government Facilities)

   5.25%, 7/1/2014 (Insured; FGIC)                                                           10,000,000               11,418,400

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $1,286,248,439)                                                                                           1,368,539,611
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL INVESTMENTS--1.7%
--------------------------------------------------------------------------------

New York City Transitional Finance Authority, VRDN:

  Future Tax Secured Revenue 1.10%

      (SBPA; Bayerische Landesbank)                                                          19,000,000  (e)          19,000,000

   New York City Recovery 1.10%

      (Liquidity Facility, Dexia Credit Local)                                                4,000,000  (e)           4,000,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

   (cost $23,000,000)                                                                                                 23,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,309,248,439)                                                          100.4%            1,391,539,611

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (.4%)              (5,454,368)

NET ASSETS                                                                                       100.0%            1,386,085,243


12


Summary of Abbreviations

ACA                 American Capital Access                    MBIA                Municipal Bond Investors Assurance

AMBAC               American Municipal Bond Assurance                                  Insurance Corporation

                        Corporation                            PCR                 Pollution Control Revenue

FGIC                Financial Guaranty Insurance               SBPA                Standby Bond Purchase Agreement

                        Company                                SONYMA              State of New York Mortgage Agency

FHA                 Federal Housing Administration             SWDR                Solid Waste Disposal Revenue

FSA                 Financial Security Assurance               VRDN                Variable Rate Demand Notes

IDR                 Industrial Development Revenue




Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------
AAA                              Aaa                             AAA                                              63.5

AA                               Aa                              AA                                               24.5

A                                A                               A                                                 4.9

BBB                              Baa                             BBB                                               2.0

Not Rated( f)                    Not Rated( f)                   Not Rated( f)                                     5.1

                                                                                                                 100.0



(A) BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING DATE.

(B)  INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE
PERIODICALLY.

(C) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT NOVEMBER 30,2003, THESE SECURITIES AMOUNTED TO $88,501,843 OR 6.4% OF NET ASSETS.

(D)  NON-INCOME PRODUCING SUCURITY--INTEREST PAYMENT IN DEFAULT.

(E) SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(F) SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S, HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                         1,309,248,439  1,391,539,61

Interest receivable                                                  20,168,994

Receivable for shares of Common Stock subscribed                          6,525

Prepaid expenses                                                         20,100

                                                                  1,411,735,230
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           744,413

Cash overdraft due to Custodian                                         981,568

Payable for investment securities purchased                          21,267,700

Payable for shares of Common Stock redeemed                           2,588,437

Accrued expenses                                                         67,869

                                                                     25,649,987
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,386,085,243
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   1,304,263,699

Accumulated undistributed investment income--net                        615,647

Accumulated net realized gain (loss) on investments                 (1,085,275)

Accumulated net unrealized appreciation
  (depreciation) on investments                                      82,291,172
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,386,085,243
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(300 million shares of $.001 par value Common Stock authorized)      91,837,224

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)   15.09

SEE NOTES TO FINANCIAL STATEMENTS.

14

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     34,653,020

EXPENSES:

Management fee--Note 3(a)                                            4,192,833

Shareholder servicing costs--Note 3(b)                                 616,862

Custodian fees                                                          45,268

Professional fees                                                       27,871

Directors' fees and expenses--Note 3(c)                                 25,315

Registration fees                                                       13,698

Prospectus and shareholders' reports                                    10,642

Loan commitment fees--Note 2                                             5,824

Miscellaneous                                                           27,368

TOTAL EXPENSES                                                       4,965,681

INVESTMENT INCOME--NET                                              29,687,339
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                            (6,840,904)

Net unrealized appreciation (depreciation) on investments         (38,003,821)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (44,844,725)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (15,157,386)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                        November 30, 2003           Year Ended
                                              (Unaudited)         May 31, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         29,687,339           66,372,563

Net realized gain (loss) on investments       (6,840,904)           13,594,708

Net unrealized appreciation (depreciation)
   on investments                            (38,003,821)           53,696,300

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 (15,157,386)          133,663,571
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                       (29,503,211)         (66,134,988)

Net realized gain on investments                       --         (14,931,558)

TOTAL DIVIDENDS                              (29,503,211)         (81,066,546)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  70,082,094         195,712,798

Dividends reinvested                           20,963,472          58,417,647

Cost of shares redeemed                     (136,216,583)        (292,533,515)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS           (45,171,017)         (38,403,070)

TOTAL INCREASE (DECREASE) IN NET ASSETS      (89,831,614)          14,193,955
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,475,916,857        1,461,722,902

END OF PERIOD                               1,386,085,243        1,475,916,857

Undistributed investment income--net              615,647              171,979
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     4,645,788          12,854,928

Shares issued for dividends reinvested          1,396,334           3,833,192

Shares redeemed                               (9,013,281)         (19,177,788)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (2,971,159)         (2,489,668)

SEE NOTES TO FINANCIAL STATEMENTS.

16


FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                 Six Months Ended
                                November 30, 2003                                         Year Ended May 31,
                                                            ------------------------------------------------------------------------
                                      (Unaudited)            2003             2002(a)         2001            2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                      15.57           15.02            14.96            14.03           15.27           15.47

Investment Operations:

Investment income--net                       .32(b)          .69(b)            .72(b)           .72             .72             .74

Net realized and unrealized
   gain (loss) on investments               (.48)            .71               .11              .93           (1.10)           (.06)

Total from
   Investment Operations                    (.16)            1.40              .83             1.65            (.38)            .68

Distributions:

Dividends from
   investment income--net                   (.32)            (.69)            (.73)            (.72)           (.73)           (.74)

Dividends from net realized
   gain on investments                         --            (.16)            (.04)            (.00)(c)        (.13)           (.14)

Total Distributions                         (.32)            (.85)            (.77)            (.72)           (.86)           (.88)

Net asset value,
   end of period                           15.09            15.57            15.02            14.96           14.03           15.27
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                           (1.01)(d)         9.56             5.64            11.99           (2.44)           4.47
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                     .71(e)           .71              .70             .73             .75             .75

Ratio of net investment income
   to average net assets                    4.25(e)          4.53             4.82            4.91            5.02            4.77

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                     --               --             --              .04             .05             .01

Portfolio Turnover Rate                   16.96(d)          29.28            19.47           17.57           37.67           20.77
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of
   period ($ x 1,000)                   1,386,085       1,475,917         1,461,723       1,449,047       1,387,952       1,602,113



(A) AS REQUIRED, EFFECTIVE JUNE 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED MAY 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY LESS THAN $.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.81% TO 4.82%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus New York Tax Exempt Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 (the "Act"), as a non-diversified, open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on invest-

18

ments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $28,607 during the period ended November 30, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2003 was as follows: tax exempt income $66,134,988, ordinary income $412,111 and long-term capital gains $14,519,447. The tax character of current year distributions will be determined at the end of the current fiscal year.

                                                             The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 2--BANK LINE OF CREDIT:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 2003, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, interest on borrowings, brokerage commissions, commitment fees and extraordinary expenses, exceed 11_2% of the value of the fund's average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2003, there was no expense reimbursement pursuant to the Agreement.

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2003, the fund was charged $363,220 pursuant to the Shareholder Services Plan.

20

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2003, the fund was charged $183,035 pursuant to the transfer agency agreement.

(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Effective October 15, 2003, annual retainer fees and attendance fees are allocated to each fund based on net assets. Prior to October 15, 2003, each director who is not an "affiliated person" as defined in the Act received from the fund an annual fee of $4,500 and an attendance fee of $500 per meeting for services to the fund. The Chairman of the Board received an additional 25% of such compensation and continues to do so under the new compensation structure.

(D) A .10% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund' s exchange privilege. During the period ended November 30, 2003, redemption fees charged and retained by the fund amounted to $3,209.

NOTE 4--SECURITIES TRANSACTIONS:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2003, amounted to $228,856,692 and $260,469,498, respectively.

At November 30, 2003, accumulated net unrealized appreciation on investments was
$82,291,172,   consisting  of  $94,316,728  gross  unrealized  appreciation  and
$12,025,556 gross unrealized depreciation.

At November 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund 21

                 For More Information

                        Dreyfus
                        New York Tax Exempt
                        Bond Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2004 Dreyfus Service Corporation                                  980SA1103




ITEM 2.      CODE OF ETHICS.

            Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  January 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  January 23, 2004

By:   /S/JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  January 23, 2004

                                EXHIBIT INDEX

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)